SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments and fair value measurements (Details) - Nonrecurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Total gains	$ 55,234	$ 38,834
Carrying
Liabilities:
Long-term investment		56,383
Level 3 | Fair value
Liabilities:
Long-term investment		$ 56,383